Long-Term Debt - Required Annual Loan Payments (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Debt Disclosure [Abstract]
2024	$ 105,911
2025	145,175
2026	271,022
2027	262,921
2028	393,196
Thereafter	609,556
Total	$ 1,787,781	$ 1,299,220